Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 3,918,469	$ 41,416,632	$ (25,926,069)	$ (215,620)	$ 19,193,412
Balance, shares at Dec. 31, 2022		391,846,880
Common shares issued in connection with debt conversion		$ 73,370	431,559			504,929
Common shares issued in connection with debt conversion, shares		7,337,248
Net Loss				(7,903,093)	(302,972)	(8,206,065)
Adoption of ASU 2020-06			(521,749)	312,426		(209,323)
Loss on extinguishment of PPM debt
Warrants issued with convertible notes			328,584			328,584
Balance at Dec. 31, 2023		$ 3,991,839	41,655,026	(33,516,736)	(518,592)	11,611,537
Balance, shares at Dec. 31, 2023		399,184,128
Common shares issued in connection with debt conversion		$ 5,000	108,029			113,029
Common shares issued in connection with debt conversion, shares		500,000
Net Loss				(408,676)	(66,499)	(475,175)
Adoption of ASU 2020-06
Balance at Mar. 31, 2024		$ 3,996,839.00	41,763,055.00	(33,925,412.00)	(585,091.00)	11,249,391
Balance, shares at Mar. 31, 2024		399,684,128.00
Balance at Dec. 31, 2023		$ 3,991,839	41,655,026	(33,516,736)	(518,592)	11,611,537
Balance, shares at Dec. 31, 2023		399,184,128
Net Loss						(4,124,998)
Balance at Sep. 30, 2024		$ 4,072,899	42,219,400	(37,439,735)	(720,592)	8,131,972
Balance, shares at Sep. 30, 2024		407,289,888
Balance at Dec. 31, 2023		$ 3,991,839	41,655,026	(33,516,736)	(518,592)	11,611,537
Balance, shares at Dec. 31, 2023		399,184,128
Common shares issued in connection with debt conversion		$ 81,060	564,374			645,434
Common shares issued in connection with debt conversion, shares		8,105,760
Net Loss				(4,523,932)	(255,527)	(4,779,459)
Balance at Dec. 31, 2024		$ 4,072,899	42,219,400	(38,040,668)	(774,119)	7,477,512
Balance, shares at Dec. 31, 2024		407,289,888
Balance at Mar. 31, 2024		$ 3,996,839.00	41,763,055.00	(33,925,412.00)	(585,091.00)	11,249,391
Balance, shares at Mar. 31, 2024		399,684,128.00
Common shares issued in connection with debt conversion		$ 76,060	456,345			532,405
Common shares issued in connection with debt conversion, shares		7,605,760
Net Loss				(209,837)	(68,336)	(278,173)
Balance at Jun. 30, 2024		$ 4,072,899	42,219,400	(34,135,249)	(653,427)	11,503,623
Balance, shares at Jun. 30, 2024		407,289,888
Net Loss				(3,304,486)	(67,165)	(3,371,651)
Balance at Sep. 30, 2024		$ 4,072,899	42,219,400	(37,439,735)	(720,592)	8,131,972
Balance, shares at Sep. 30, 2024		407,289,888
Balance at Dec. 31, 2024		$ 4,072,899	42,219,400	(38,040,668)	(774,119)	7,477,512
Balance, shares at Dec. 31, 2024		407,289,888
Common shares issued in connection with debt conversion		$ 10,028	60,170			70,198
Common shares issued in connection with debt conversion, shares		1,002,832
Net Loss				(298,716)	(65,548)	(364,264)
Balance at Mar. 31, 2025		$ 4,082,927	42,279,570	(38,339,384)	(839,667)	7,183,446
Balance, shares at Mar. 31, 2025		408,292,720
Balance at Dec. 31, 2024		$ 4,072,899	42,219,400	(38,040,668)	(774,119)	7,477,512
Balance, shares at Dec. 31, 2024		407,289,888
Net Loss						(1,268,184)
Balance at Sep. 30, 2025		$ 4,394,463	43,765,008	(39,108,893)	(974,078)	8,076,500
Balance, shares at Sep. 30, 2025		439,446,318
Balance at Mar. 31, 2025		$ 4,082,927	42,279,570	(38,339,384)	(839,667)	7,183,446
Balance, shares at Mar. 31, 2025		408,292,720
Net Loss				277,856	(67,407)	210,449
Balance at Jun. 30, 2025		$ 4,082,927	42,279,570	(38,061,528)	(907,074)	7,393,895
Balance, shares at Jun. 30, 2025		408,292,720
Common shares issued in connection with debt conversion		$ 45,161	270,965			316,126
Common shares issued in connection with debt conversion, shares		4,516,082
Net Loss				(1,047,365)	(67,004)	(1,114,369)
Shares and warrants issued in connection with debt, equity purchase agreement and services		$ 266,375	1,214,473			1,480,848
Shares and warrants issued in connection with debt, equity purchase agreement and services, shares		26,637,516
Balance at Sep. 30, 2025		$ 4,394,463	$ 43,765,008	$ (39,108,893)	$ (974,078)	$ 8,076,500
Balance, shares at Sep. 30, 2025		439,446,318